Offerings - Offering: 1	Apr. 03, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 820,967,804.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 113,375.65
Offering Note	(1) Aggregate number of securities to which the transaction applies: As of the close of business on March 31, 2026, the maximum number of common stock, par value $0.01 per share, of the Company ("Company Common Stock") to which the transaction applies is estimated to be 118,397,586, which consists of: (a) 109,472,737 shares of Company Common Stock entitled to receive the Per Share Price (which excludes Owned Company Shares and Dissenting Shares); (b) 5,153,924 shares of Company Common Stock underlying outstanding Company RSUs; (c) 3,566,481 shares of Company Common Stock underlying outstanding Company Options with exercise prices under $7.00; and (d) 204,444 shares of Company Common Stock which are estimated to be purchased by the Company ESPP participants and issued pursuant to the Company ESPP prior to the Closing. (2) Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of March 31, 2026, the underlying value of the transaction was calculated based on the sum of: (a) the product of (i) 109,472,737 shares of Company Common Stock and (ii) the Per Share Price of $7.00; (b) the product of (i) 5,153,924 shares of Company Common Stock underlying outstanding Company RSUs and (ii) the Per Share Price of $7.00; (c) the product of (i) 3,566,481 shares of Company Common Stock underlying outstanding Company Options with exercise prices under $7.00 and (ii) $4.81 (which is the difference between the Per Share Price of $7.00 and the weighted average exercise price per share of such Company Options of $2.19); and (d) the product of (i) 204,444 shares of Company Common Stock which are estimated to be purchased by the Company ESPP participants and issued pursuant to the Company ESPP prior to the Closing and (ii) the Per Share Price of $7.00. (such sum, the "Total Consideration"). (3) In accordance with Section 14(g) of the Exchange Act and Rule 0-11 under the Exchange Act, the filing fee was determined by multiplying the Total Consideration by 0.00013810. (4) The Company previously paid $113,375.65 upon the filing of its preliminary information statement on Schedule 14C on April 3, 2026, in connection with the transaction reported hereby.